Staff costs (Tables)	6 Months Ended
Jun. 30, 2021
Classes of employee benefits expense [abstract]
Staff costs

	Half year ended 30.06.21	Half year ended 30.06.20
Compensation costs	£m	£m
Upfront bonus charge	824	476
Deferred bonus charge	262	269
Other incentives	6	4
Performance costs	1,092	749
Salaries	2,117	2,153
Social security costs	336	317
Post-retirement benefits	275	268
Other compensation costs	223	254
Total compensation costs	4,043	3,741

Other resourcing costs
Outsourcing	171	175
Redundancy and restructuring	23	39
Temporary staff costs	55	58
Other	42	40
Total other resourcing costs	291	312

Total staff costs	4,334	4,053

Barclays Group compensation costs as a % of total income	35.7	32.2